Finance Income (Expense) - Reconciliation of Total Interest Cost to Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Interest cost capitalized			$ 3,525
Interest expense	10,773	13,471	9,650
Total interest cost	$ 10,773	$ 13,471	$ 13,175